Note 23 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of derivative financial instruments [text block]
23	Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS
13,
are:
	Year ended December 31,
	2018	2017
Derivatives hedging borrowings and investments	5,604	2,036
Other Derivatives	3,621	6,194
Contracts with positive fair values (*)	9,225	8,230

Derivatives hedging borrowings and investments	(11,667)	(34,770)
Other Derivatives	(311)	(5,029)
Contracts with negative fair values	(11,978)	(39,799)
Total	(2,753)	(31,569)

(*) Includes
$52
thousand of non-current derivatives.

Foreign exchange derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of
December 2018
and
2017,
were as follows:

			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2018	2017	2018	2017
ARS	USD	2019	(6,542)	(13,715)	(895)	(1,067)
USD	ARS	2018	-	22	-	-
USD	BRL	2019	(131)	(17)	-	-
EUR	USD	2019	203	5,660	-	1,881
USD	EUR	2018	-	(367)	-	-
MXN	USD	2019	888	(20,447)	(411)	(534)
USD	MXN	2018	-	490	-	-
JPY	USD	2019	271	(101)	-	-
USD	KWD	2019	522	(630)	390	(520)
USD	CAD	2019	2,089	(2,072)	-	-
Others			(53)	(392)	-	-
Total			(2,753)	(31,569)	(916)	(240)

23	Derivative financial instruments (Cont.)

Following is a summary of the hedge reserve evolution:

	Equity Reserve Dec-16	Movements 2017	Equity Reserve Dec-17	Movements 2018	Equity Reserve Dec-18
Foreign Exchange	(4,742)	4,502	(240)	(676)	(916)
Total Cash flow Hedge	(4,742)	4,502	(240)	(676)	(916)

Tenaris estimates that the cash flow hedge reserve at
December 31, 2018
will be recycled to the Consolidated Income Statement during
2019.